Earnings per share (EPS) (Tables)	12 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Schedule of earnings per share	(a) Basic EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2024	2024	2023	2023	2022	2022
	£m	pence	£m	pence	£m	pence
Earnings from continuing operations	2,216	60.0	2,714	74.2	2,182	60.6
Earnings from discontinued operations	74	2.0	5,083	138.9	171	4.8
Total earnings	2,290	62.0	7,797	213.1	2,353	65.4

		2024		2023		2022
		millions		millions		millions
Weighted average number of ordinary shares – basic		3,692		3,659		3,599
(b) Diluted EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2024	2024	2023	2023	2022	2022
	£m	pence	£m	pence	£m	pence
Earnings from continuing operations	2,216	59.7	2,714	73.8	2,182	60.3
Earnings from discontinued operations	74	2.0	5,083	138.3	171	4.7
Total earnings	2,290	61.7	7,797	212.1	2,353	65.0

		2024		2023		2022
		millions		millions		millions
Weighted average number of ordinary shares – diluted		3,709		3,676		3,616
(c) Reconciliation of basic to diluted average number of shares

	2024	2023	2022
	millions	millions	millions
Weighted average number of ordinary shares – basic	3,692	3,659	3,599
Effect of dilutive potential ordinary shares – employee share plans	17	17	17
Weighted average number of ordinary shares – diluted	3,709	3,676	3,616